Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Schedule of total remuneration of Management Board

The total remuneration of the Management Board is as follows:

€’000	J. Groen (CEO)	B. Wissink (CFO)	J. Gerbig (COO)	2021
Short-term benefits	697	658	659	2,014
Post-employment benefits	50	50	50	150
Share-based payments	435	404	397	1,236
Total	1,182	1,112	1,106	3,400

€’000	J. Groen (CEO)	B. Wissink (CFO)	J. Gerbig (COO)	2020
Short-term benefits	984	926	905	2,815
Post-employment benefits	50	50	50	150
Share-based payments	310	278	265	853
Total	1,344	1,254	1,220	3,818

€’000	J. Groen (CEO)	B. Wissink (CFO)	J. Gerbig (COO)	2019
Short-term benefits	479	438	404	1,321
Post-employment benefits	50	50	46	146
Share-based payments	191	176	172	539
Total	720	664	622	2,006

Schedule of total remuneration of Supervisory Board

The total remuneration of the Supervisory Board is as follows:

€’000	2021	2020	2019
Adriaan Nühn (Chair)	135	115	65
Corinne Vigreux	98	80	50
Ron Teerlink	87	75	50
Gwyn Burr	98	68	-
Jambu Palaniappan	77	53	-
Johannes Reck	-	7	38
Lloyd Frink	45	-	-
David Fisher	60	-	-
Total	600	398	203